THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited	12 Months Ended
Sep. 30, 2025
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited

NOTE 15 – THE ACQUISITION OF THE Company of AI Solutions and Insurance Business, YX Management Company Limited, Yang Lou Dong, HM Management Company Limited

THE acquisition of the Company of AI Solutions and Insurance Business

On November 1, 2024, BGM Group Ltd (the “Company”), entered into share subscription agreements (the “Share Subscription Agreements”) separately with each of Ahanzhai Development Co., Ltd, a British Virgin Islands company (“Ahanzhai Development”), and LX Management Company Limited, a Hong Kong company (“LX Management”). Pursuant to the Share Subscription Agreements, the Company agreed to issue to Ahanzhai Development and LX Management 10,200,000 and 9,800,000 Class B ordinary shares of par value of US$0.00833335 each of the Company (the “Subscription Shares”, each “a Subscription Share”), respectively. The purchase price per Subscription Share is US$0.05 and Ahanzhai Development and LX Management agreed to pay to the Company a total consideration of US$510,000 and US$490,000, respectively. The Subscription Shares were distributed to LX Management Company Limited and Ahanzhai Development Co., Ltd on November 27,2024 and December 16,2024, respectively. A total amount of US$1 million proceeds was received by the Company on December 19, 2024.

On November 27, 2024, BGM Group Ltd (the “Company”), entered into a transaction agreement (the “Transaction Agreement”) with CISG Holdings Ltd, a company incorporated under the laws of the British Virgin Islands and wholly owned by AIFU Inc. (NASDAQ: AIFU) (the “Seller”), Patriton Limited, a company incorporated under the laws of British Virgin Islands (the “Target Company”), GM Management Company Limited, a company incorporated under the laws of Hong Kong, DuXiaoBao Intelligent Technology (Shenzhen) Co., Ltd., RONS Intelligent Technology (Beijing) Co., Ltd. (“RONS Intelligent”), Shenzhen Xinbao Investment Management Co., Ltd. (“Shenzhen Xinbao”), Fanhua RONS Insurance Sales & Service Co., Ltd. (“RONS Sales”) and Shenzhen Baowang E-commerce Co., Ltd. (“Shenzhen Baowang”), all of which are companies with limited liability incorporated under the laws of the People’s Rublic of China.

Pursuant to the Transaction Agreement, BGM Group Ltd agreed to purchase from the Seller, 100% of the equity interest of the Target Company, for a consideration of 69,995,661 Class A ordinary shares with a par value of US$0.00833335 per share of the Company (the “Consideration Shares”), at a purchase price of US$2.0 per share of the Consideration Shares. Under the Transaction Agreement, the Seller undertook to conduct a series of restructuring and reorganization arrangements (the “Reorganization”) and upon the completion of such Reorganization and immediately prior to the closing, each of RONS Intelligent, Shenzhen Xinbao, RONS Sales and Shenzhen Baowang will become a wholly owned subsidiary of the Target Company.

On December 27, 2024, BGM Group Ltd acquired 100% of the equity in RONS Intelligent, Shenzhen Xinbao, RONS Sales and Shenzhen Baowang, at a consideration of $139,991,322. On the acquisition date, net asset of the Company of AI Solutions and Insurance was $4,049,418, resulted in goodwill of $135,941,904. The closing balance of goodwill for September 30, 2025 is $137,545,159 due to the impact of exchange rates.

The acquisition OF YX Management Company Limited

On March 18, 2025, BGM Group Ltd (the “Company”), entered into a transaction agreement (the “Transaction Agreement”) with YX Management Company Limited, a company duly incorporated under the laws of Hong Kong, Martline Limited, Cymatrix Limited, Innovo Limited and Techvovo Limited, the existing shareholders holding 100% equity securities of YX Management Company Limited.

Pursuant to the Transaction Agreement, the Company agreed to purchase from the Sellers, 100% of the equity interest of the YX Management Company Limited Company, for a consideration of a total of 47,500,000 Class A ordinary shares of a par value of US$0.00833335 each of the Company (the “Consideration Shares”), at a purchase price of US$2.0 per share of the Consideration Shares. Under the Transaction Agreement, the Sellers undertook to conduct a series of restructuring and reorganization arrangements (the “Reorganization”) and upon the completion of such Reorganization and immediately prior to the Closing (as defined below), each of Yunyue Consultant Management (Shenzhen) Co., Ltd. (“Yunyue SZ”), a limited liability company duly incorporated under the laws of the PRC and currently a wholly owned subsidiary of YX Management Company Limited, Guangdong Yunyue Investment Co., Ltd. (“GD Yunyue”), a limited liability company duly incorporated under the laws of the PRC and currently a wholly owned subsidiary of Yunyue SZ, and Hanzhou Yaoyixing Technology Co., Ltd. (“Yaoyixing”), a limited liability company duly incorporated under the laws of the PRC and currently a wholly owned subsidiary of GD Yunyue, will become a wholly owned subsidiary of YX Management Company Limited. In addition, save as the exceptions as stipulated in the Transaction Agreement, the Sellers agreed to not directly or indirectly sell or otherwise transfer any Consideration Shares at any time on or before the expiry of a 60-month period after the Closing. The Transaction Agreement also contained customary representations, warranties and agreements of the Company and the Sellers, as well as customary indemnification rights and obligations of the parties.

On april 28, 2025, BGM Group Ltd acquired 100% of the equity in YX Management Company Limited at a consideration of $95,000,000. On acquisition date, the net asset of the Company of YX Management Company Limited was $2,305,525, resulting in goodwill of $92,694,475. The closing balance of goodwill for September 30, 2025 is $93,983,366 due to the impact of exchange rates.

The acquisition of Yang Lou Dong

On April 21, 2025, BGM Group Ltd (the “Company”), entered into a transaction agreement (the “Transaction Agreement”) with Wonder Dragon Global Limited, a business company duly incorporated under the laws of the British Virgin Islands, Yang Lou Dong International Limited Management Company Limited, a company duly incorporated under the laws of Hong Kong and a wholly owned subsidiary of Yang Lou Dong International Limited Management Company Limited (“Yang Lou Dong”), and Success Myth Limited, the existing sole shareholder holding 100% equity securities of Yang Lou Dong.

Pursuant to the Transaction Agreement, the Company agreed to purchase from the Seller, 100% of the equity interest of Yang Lou Dong, for a consideration of a total of 38,165,290 Class A ordinary shares of a par value of US$0.00833335 each of the Company (the “Consideration Shares”), at a purchase price of US$2.0 per share of the Consideration Shares. Save as the exceptions as stipulated in the Transaction Agreement, the Seller agreed to not directly or indirectly sell or otherwise transfer any Consideration Shares at any time on or before the expiry of a 60-month period after the Closing. The Transaction Agreement also contained customary representations, warranties and agreements of the Company and the Seller, as well as customary indemnification rights and obligations of the parties.

On May 20, 2025, BGM Group Ltd acquired 100% of the equity in Yang Lou Dong at a consideration of $76,330,580. On acquisition date, the net asset of Yang Lou Dong was $78,699, resulting in goodwill of $76,409,279. The closing balance of goodwill for September 30, 2025 is $77,350,731 due to the impact of exchange rates.

The acquisition of HM Management Company Limited

On May 2, 2025, BGM Group Ltd (the “Company”) entered into a transaction agreement (the “Transaction Agreement”) with HM Management Company Limited (“HM Management”), a company duly incorporated under the laws of Hong Kong, Catch Group Limited, a company duly incorporated under the laws of the British Virgin Islands (“Catch”), Expansion Group Limited, a company duly incorporated under the laws of the British Virgin Islands (“Expansion”, collectively referred to as the “Sellers” with Catch), HM Consultant Management (Shenzhen) Co., Limited, a company duly incorporated under the PRC laws, Beijing Shuda Technology Co., Ltd., a company duly incorporated under the PRC laws (“Beijing Shuda”) and New Media Star Technology (Shenzhen) Co., Ltd., a company duly incorporated under the PRC laws (“New Media Star”), with Beijing Shuda and New Media Star as the wholly-owned subsidiaries of HM Management.

Pursuant to the Transaction Agreement, the Company agreed to purchase from HM Management Company Limited, 100% of the equity interest of HM Management, for a consideration of a total of 16,663,427 Class A ordinary shares of a par value of US$0.00833335 each of the Company (the “Consideration Shares”), at a purchase price of US$2.50 per share of the Consideration Shares. Save as the exceptions as stipulated in the Transaction Agreement, the Sellers agreed to not directly or indirectly sell or otherwise transfer any Consideration Shares at any time on or before the expiry of a 60-month period after the Closing (as defined below). The Transaction Agreement also contained customary representations, warranties and agreements of the Company and the Sellers, as well as customary indemnification rights and obligations of the parties.

On June 26, 2025, BGM Group Ltd acquired 100% of the equity in HM Management Company Limited at a consideration of $41,658,568. On acquisition date, the net asset of HM Management Company Limited was $19,491, resulting in goodwill of $41,639,077. The closing balance of goodwill for September 30, 2025 is $41,970,174 due to the impact of exchange rates.